FINANCIAL INSTRUMENTS - Hedges (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Dec. 31, 2020 MMBTU Tcf USD ($) item ft³ mJ MW MWh	Aug. 22, 2018 CAD ($)
Share Hedge
Hedging:
Nominal amount of hedging instrument | $	33.8		23.8
Shares hedged | shares	2,500,000
Cash outflow required to repurchase | $			$ 10.0
Forward contract | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | MWh		26,332,493
Price of hedging instrument | MWh		46.10
Forward contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | mJ		80,627,146.00
Price of hedging instrument | mJ		2.64
Forward contract | Renewable energy certificates | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | MWh		2,524,443
Price of hedging instrument | MWh		44.11
Forward contract | Capacity contracts | 4-5 years
Hedging:
Nominal amount of hedging instrument | MW		3,040
Price of hedging instrument | MW		4,796.40
Forward contract | Ancillary contract | Not later than one year
Hedging:
Nominal amount of hedging instrument | MWh		963,600
Price of hedging instrument | MW		16.98
Swap contract | Not later than one year
Hedging:
Nominal amount of hedging instrument | MWh		87,600
Price of hedging instrument | MWh		16.23
Swap contract | 4-5 years
Hedging:
Nominal amount of hedging instrument | MWh		15,457,778
Price of hedging instrument | MWh		40.53
Swap contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | Tcf		107,841,936
Price of hedging instrument | ft³		3.19
Weather derivatives | Natural gas | Strike | Not later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		2.19
Weather derivatives | Natural gas | Strike | Not later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | MMBTU		6.94
Weather derivatives | Natural gas | Strike | Later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		1,051
Weather derivatives | Natural gas | Strike | Later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | item		5,059
Weather derivatives | Natural gas | Strike | 3-4 years | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		1,051
Weather derivatives | Natural gas | Strike | 3-4 years | Top of range
Hedging:
Nominal amount of hedging instrument | item		5,059
Weather derivatives | Heating degree days | Not later than one year
Hedging:
Nominal amount of hedging instrument | $		12,500
Weather derivatives | Heating degree days | Not later than one year | Bottom of range
Hedging:
Price of hedging instrument | item		0.8
Weather derivatives | Heating degree days | Not later than one year | Top of range
Hedging:
Price of hedging instrument | item		1.32
Weather derivatives | Heating degree days | Strike | Not later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		1,051
Weather derivatives | Heating degree days | Strike | Not later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | item		5,059
Weather derivatives | Heating degree days | Put | Not later than one year
Hedging:
Nominal amount of hedging instrument | $		11,600